STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

As of June 30, 2025, the number of shares of preferred stock authorized for issuance was 31,304,495, of which 11,304,495 has been designated as a series of Series B-1 Preferred Stock (which we collectively refer to as “Series B-1 Preferred Stock). In addition to the Series B-1 Preferred Stock, 20,000,000 shares of Preferred Stock may be issued from time to time in one or more series by a resolution of the Board of Directors. Series B-1 Preferred stockholders are entitled to certain preferences if an event, voluntary or involuntary, occurs requiring a liquidation of our assets (a “Liquidation Event”). If a Liquidation Event were to occur, preferred stockholders would have priority for any funds distributed to stockholders of the Corporation, plus declared but unpaid dividends. In a Liquidation Event, if the legally available funds to Preferred stockholders are insufficient to distribute the entirety of the liquidation preference balance, then funds will be distributed on a pro rata basis amongst the classes of Series B-1 Preferred Stock (see table below).

Holders of Series B-1 Preferred Stock also have preferential dividend rights, whereby we may not declare or pay dividends on Common Stock in amounts greater than those available to Series B-1 Preferred shareholders, unless the dividends on Common Stock are payable in Common Stock.

Shares of Series B-1 Preferred Stock are convertible, at the option of the holder, into shares of Class B Common Stock at the Original Issue Price, subject to adjustment (the “Conversion Rate”) in certain limited circumstances.

Series B-1 Preferred Stock are converted into shares of Class B Common Stock at the Conversion Rate upon the earlier of (i) the closing of a sale of the Company’s Common Stock in a firm commitment underwritten public offering that results in at least $75,000,000 of gross proceeds to this corporation, following which, its shares are listed for trading on the New York Stock Exchange, Nasdaq Global Select Market or Nasdaq Global Market or (ii) the date, or the occurrence of an event, specified by vote or written consent or agreement of the holders of a majority of the then outstanding shares of Series B-1 Preferred Stock (voting together as a single class and not as separate series, and on an as-converted basis).

Holders of Series B-1 Preferred Stock are entitled to voting rights equal to holders of Class B Common Stock; however, other than required under Delaware law, holders of Class B Common have not been granted voting rights through the date of this filing.

The following table summarizes issuances of Series B Preferred Stock and associated liquidation preferences as of June 30, 2025 (dollar amounts in thousands):

	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Balance
Series B-1-A Preferred Stock	$27.6000	217,391	25,693	$709
Series B-1-B Preferred Stock	0.6555	379,774	126,591	83
Series B-1-C Preferred Stock	0.7281	4,234,991	1,411,664	1,028
Series B-1-D Preferred Stock	1.1553	772,597	257,532	298
Series B-1-E Preferred Stock	1.2837	4,618,667	1,539,556	1,976
Series B-1-F Preferred Stock	1.4565	1,071,984	357,328	520
Series B-1-G Preferred Stock	26.4000	9,091	3,030	80
Preferred Stock		20,000,000	-	-
Total Series B Preferred Stock as of June 30, 2025		31,304,495	3,721,394	$4,694

In July 2025, subsequent to the balance sheet date, the holders of the Series B-1 Preferred Stock voted to amend the security’s automatic conversion provisions. See Note 8, Subsequent Events, for a detailed description of the amended terms.

Class A Common Stock

Holders of Class A common stock are entitled to one vote per share on all matters submitted to a vote of stockholders. Class A common stockholders also have the right to receive dividends when and if declared by the Board of Directors, as well as to participate in any distributions of assets in the event of liquidation, subject to the rights of any preferred stock that may be outstanding.

Class B Common Stock

Holders of Class B common stock are not entitled to voting rights, except as required by applicable law. They have the right to receive dividends when and if declared by the Board of Directors, as well as to participate in any distributions of assets in the event of liquidation on an equal basis with holders of Class A common stock, subject to the rights of any preferred stock that may be outstanding.

During the three months ended June 30, 2025 and 2024, the Company issued 155,261 and 173,733 shares of Class B common stock, respectively, for total cash proceeds of $6.3 million and $5.2 million. The weighted-average issuance price was $40.85 per share in 2025 and $30.15 per share in 2024.

During the six months ended June 30, 2025 and 2024, the Company issued 186,251 and 424,474 shares of Class B common stock, respectively, for total cash proceeds of $7.4 million and $13.1 million. The weighted-average issuance price was $39.73 per share in 2025 and $30.95 per share in 2024.

As previously disclosed, the Company issued to a vendor a warrant to purchase 333,333 shares of Class B Common Stock at an exercise price of $31.50 per share. This warrant vested in full on May 15, 2025, and expires on November 15, 2034. During the six months ended June 30, 2025, 250,000 of these warrant shares vested in accordance with the service-based vesting schedule. As a result, the Company recognized stock-based compensation expense of $7.3 million, which was recorded in selling, general and administrative expenses.

During the three months ended June 30, 2025 and 2024, the Company issued 347 and 609 shares, respectively, of Class B common stock to external consultants as compensation for services rendered. The aggregate grant-date fair value of these shares was approximately $15 thousand and $19 thousand, respectively, based on weighted-average issuance prices of $44.40 and $31.50 per share. The fair value was determined based on the contemporaneous cash sale prices of Class B common stock to third-party investors.

During the six months ended June 30, 2025 and 2024, the Company issued 347 and 1,746 shares, respectively, of Class B common stock to external consultants as compensation for services rendered. The aggregate grant-date fair value of these shares was approximately $15 thousand and $55 thousand, respectively, based on weighted-average issuance prices of $44.40 and $31.50 per share. The fair value was determined based on the contemporaneous cash sale prices of Class B common stock to third-party investors.

Stock Issuance Costs

We have engaged various service providers to assist with our stock offerings, including:

●	Administrative and technology service providers: These firms provide support for our stock offerings, including administrative tasks and technology solutions. We typically pay these providers a commission of around 1% on stock sales.

●	Electronic investor platforms: These platforms facilitate online investment transactions. We pay fees to these platforms, which may include monthly service fees, payment processing fees, and commissions. These fees can vary but typically range from 0.5% to 4% of the value of the stock sold. In some cases, we have also paid commissions in the form of company stock, up to 2% of the value of the stock sold.

The fees paid to these service providers are considered stock issuance costs and are offset against additional paid-in capital on our balance sheet.

As of June 30, 2025, the Company had Class B common stock subscriptions receivable of $12 thousand.

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

As of December 31, 2024, the number of shares of preferred stock authorized for issuance was 31,304,495, of which 11,304,495 has been designated as a series of Series B-1 Preferred Stock (which we collectively refer to as “Series B-1 Preferred Stock). In addition to the Series B-1 Preferred Stock, 20,000,000 shares of Preferred Stock may be issued from time to time in one or more series by a resolution of the Board of Directors. Series B-1 Preferred stockholders are entitled to certain preferences if an event, voluntary or involuntary, occurs requiring a liquidation of our assets (a “Liquidation Event”). If a Liquidation Event were to occur, preferred stockholders would have priority for any funds distributed to stockholders of the Corporation, plus declared but unpaid dividends. In a Liquidation Event, if the legally available funds to Preferred stockholders are insufficient to distribute the entirety of the liquidation preference balance, then funds will be distributed on a pro rata basis amongst the classes of Series B-1 Preferred Stock (see table below).

Holders of Series B-1 Preferred Stock also have preferential dividend rights, whereby we may not declare or pay dividends on Common Stock in amounts greater than those available to Series B-1 Preferred shareholders, unless the dividends on Common Stock are payable in Common Stock.

Shares of Series B-1 Preferred Stock are convertible, at the option of the holder, into shares of Class B Common Stock at the Original Issue Price, subject to adjustment (the “Conversion Rate”) in certain limited circumstances.

Series B-1 Preferred Stock will automatically be converted into shares of Class B Common Stock at the Conversion Rate upon the earlier of (i) (a) any transaction that would have the effect of listing the Class B Common Stock on the New York Stock Exchange, the Nasdaq Global Select Market, the Nasdaq Global Market or the Nasdaq Capital Market (each, a “Principal Market”), or (b) the acquisition, merger or other business combination between the Company or any direct or indirect parent company of the Company that may be formed from time to time and a “special purpose acquisition company” or similar entity whose shares are registered under Section 12(b) of the Securities Exchange Act of 1934, as amended and listed on a Principal Market or (ii) the date, or the occurrence of an event, specified by vote or written consent or agreement of the holders of a majority of the then outstanding shares of Series B-1 Preferred Stock (voting together as a single class and not as separate series, and on an as-converted basis).

Holders of Series B-1 Preferred Stock are entitled to voting rights equal to holders of Class B Common Stock; however, other than required under Delaware law, holders of Class B Common have not been granted voting rights through the date of this filing.

The following table summarizes issuances of Series B Preferred Stock and associated liquidation preferences as of December 31, 2024 (dollar amounts in thousands):

	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Balance
Series B-1-A Preferred Stock	$27.6000	217,391	25,693	$709
Series B-1-B Preferred Stock	0.6555	379,774	126,591	83
Series B-1-C Preferred Stock	0.7281	4,234,991	1,411,664	1,028
Series B-1-D Preferred Stock	1.1553	772,597	257,532	298
Series B-1-E Preferred Stock	1.2837	4,618,667	1,539,556	1,976
Series B-1-F Preferred Stock	1.4565	1,071,984	357,328	520
Series B-1-G Preferred Stock	26.4000	9,091	3,030	80
Preferred Stock		20,000,000	-	-
Total Series B Preferred Stock as of December 31, 2024		31,304,495	3,721,394	$4,694

Class A Common Stock

Holders of Class A common stock are entitled to one vote per share on all matters submitted to a vote of stockholders. Class A common stock holders also have the right to receive dividends when and if declared by the Board of Directors, as well as to participate in any distributions of assets in the event of liquidation, subject to the rights of any preferred stock that may be outstanding. During the year ended December 31, 2023, the Company repurchased 83,696 shares of its Class A common stock at a weighted average price of approximately $31.50 per share in connection with the sale of AI.

Class B Common Stock

Holders of Class B common stock are not entitled to voting rights, except as required by applicable law. They have the right to receive dividends when and if declared by the Board of Directors, as well as to participate in any distributions of assets in the event of liquidation on an equal basis with holders of Class A common stock, subject to the rights of any preferred stock that may be outstanding.

During the year ended December 31, 2024, we issued 744,329 shares of Class B common stock for total cash proceeds of $23.5 million at a weighted-average price of $31.50 per share. Additionally, we issued 27,877 shares in exchange for the 2024 Convertible Notes and accrued interest (described below). The issuance of the convertible notes resulted in total proceeds of $0.7 million and were converted at a weighted-average price of $25.20 per share. Furthermore, 642 shares were issued upon the exercise of stock options, generating total proceeds of $7 thousand at a weighted-average price of $11.40 per share.

2024 Convertible Notes

During the year ended December 31, 2024, the Company issued convertible promissory notes (the “2024 Convertible Notes”) with an aggregate principal amount of $0.7 million, carrying an annual interest rate of 12%, compounded annually with a maturity date 24 months from execution of the note agreement. The 2024 Convertible Notes were structured to automatically convert into shares of the Company’s Class B common stock upon the occurrence of a qualified equity financing event.

In November 2024, the Company completed a qualified equity financing round at a price per share of $31.50, triggering the conversion of the 2024 Convertible Notes at a 20% discount for a price per share of $25.20. As a result, in December 2024, the Company issued 27,877 shares of Class B common stock upon the conversion of the 2024 Convertible Notes and related accrued interest. Each Note holder executed a subscription agreement to formalize the conversion.

For accounting purposes, the Company evaluated whether the conversion feature should be bifurcated as an embedded derivative. While the conversion option contained a beneficial conversion feature, management determined that the related debt discount was immaterial due to the short-term nature of the 2024 Convertible Notes (less than four months outstanding) and therefore any bifurcation related to the embedded conversion feature was also deemed to be immaterial. Upon conversion, the liability was derecognized, and the shares were recorded as equity in accordance with the conversion terms. The Company recorded debt issuance costs of $57 thousand as a component of interest expense for the year ended December 31, 2024 related to this transaction.

Warrants Issued to Service Providers

On October 22, 2025, the Company issued the change-in-control warrants referenced above at an exercise price of $5.28 per share, in accordance with the terms of the underlying agreements.

Stock Issuance Costs

We have engaged various service providers to assist with our stock offerings, including:

●	Administrative and technology service providers: These firms provide support for our stock offerings, including administrative tasks and technology solutions. We typically pay these providers a commission of around 1% on stock sales.

●	Electronic investor platforms: These platforms facilitate online investment transactions. We pay fees to these platforms, which may include monthly service fees, payment processing fees, and commissions. These fees can vary but typically range from 0.5% to 4% of the value of the stock sold. In some cases, we have also paid commissions in the form of company stock, up to 2% of the value of the stock sold.

The fees paid to these service providers are considered stock issuance costs and are offset against additional paid-in capital on our balance sheet.

As of December 31, 2024, the Company had Class B common stock subscriptions receivable of $0.3 million. Costs of issuing common stock were $1.9 million and $1.8 million for the years ended December 31, 2024 and 2023, respectively.